Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Duration Municipal Trust
Prospectus Date	rr_ProspectusDate	Aug. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2020